Subsequent events (Narrative) (Details) - CAD ($)			1 Months Ended	12 Months Ended
	Mar. 08, 2023	Oct. 19, 2022	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds			$ 1,318,980	$ 1,318,980	$ 0
Price per warrant				$ 1.75
Non-brokered private placement
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued		1,014,600
Issuance price per unit		$ 1.30
Gross proceeds		$ 1,318,980
Number of common shares that each unit entitles		1
Number of common shares that each common share purchase warrant entitles		1
Price per warrant		$ 1.75
Potential Ordinary Share Transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds	$ 5,000,000
Fair value of common shares	$ 1.38
Potential Ordinary Share Transactions [Member] | Non-brokered private placement
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued	5,000,000
Issuance price per unit	$ 1.00
Gross proceeds	$ 5,000,000
Number of common shares that each unit entitles	1
Number of common share purchase warrant that each unit entitles	1
Number of common shares that each common share purchase warrant entitles	1
Price per warrant	$ 1.25